Related Party Transactions (Details) - Schedule of Related Party Transactions - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Mr.Yang Yang [Member]
Schedule of Related Party Transactions [Line Items]
Nature	Expenses paid by related party
Related party transactions	$ 636	$ 1,069
Mr.Qian Xiaofang [Member]
Schedule of Related Party Transactions [Line Items]
Nature	Expenses paid by related party
Related party transactions		66,684
Hunan Anyue Kangning healthy management Co. Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Nature	Sales
Related party transactions		155,089
Changning Kangning healthy management Co. Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Nature	Sales
Related party transactions		131,393
Du Jun [Member]
Schedule of Related Party Transactions [Line Items]
Nature	Expenses paid by related party
Related party transactions	$ 48,215	113,094
Zhongqi Fortune Investment Management Nanjing centre [Member]
Schedule of Related Party Transactions [Line Items]
Nature	Expenses paid by related party
Related party transactions	$ 108,126	40,526
Xin Yu [Member]
Schedule of Related Party Transactions [Line Items]
Nature	Expenses paid by related party
Related party transactions	$ 16,669	17,435
Li Xiaoran [Member]
Schedule of Related Party Transactions [Line Items]
Nature	Expenses paid by related party
Related party transactions	$ 13,923	15,033
Nanjing Fengfan Network Technology Co., Ltd. [Member]
Schedule of Related Party Transactions [Line Items]
Nature	Expenses paid by related party
Related party transactions	$ 98,988	133,390
Anhui WanbaotangTraditional Chinese Medicine Museum Co., Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Nature	Expenses paid by related party
Related party transactions		3,687
Cai Yuntao [Member]
Schedule of Related Party Transactions [Line Items]
Nature	Expenses paid by related party
Related party transactions		9,491
Bailinuo Wuhan Management Consulting Co. Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Nature	Expenses paid by related party
Related party transactions		3,693
Changsha Sinocare Inc [Member]
Schedule of Related Party Transactions [Line Items]
Nature	Sales
Related party transactions	$ 1,222,393	2,021,505
Nanning 6 Dimension Dental Clinic [Member]
Schedule of Related Party Transactions [Line Items]
Nature	Sales
Related party transactions		4,599
Zhongqi Gaoda (Beijing) Investment Fund Management Co., Ltd. [Member]
Schedule of Related Party Transactions [Line Items]
Nature	Expenses paid by related party
Related party transactions	$ 38,529
Zhongqi Xuanli Investment Management Nanjing LLP [Member]
Schedule of Related Party Transactions [Line Items]
Nature	Expenses paid by related party
Related party transactions	$ 1,485